Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 2,738,303	$ 1,793,071
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	759,974	631,946
Central Eastern and Southern Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	163,694	90,397
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	1,746,478	984,806
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 68,157	$ 85,922